Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Summary of Market Risks and Risk Management Strategies

Risk Management Strategy	Key Market & Liquidity Risk
	Public Equity Risk	Interest Rate and Spread Risk	ALDA Risk	Foreign Currency Exchange Risk	Liquidity Risk
Product design and pricing	✓	✓	✓	✓	✓
Dynamic hedging	✓	✓		✓	✓
Macro equity risk hedging	✓			✓	✓
Asset liability management	✓	✓	✓	✓	✓
Foreign currency exchange management				✓	✓
Liquidity risk management					✓

Summary of Investment Categories for Variable Contracts with Guarantees	Variable contracts with guarantees, including variable annuities and variable life, are invested at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31,	2025	2024
Investment category
Equity funds	$51,919	$51,457
Balanced funds	36,889	37,381
Bond funds	8,528	9,017
Money market funds	1,794	1,712
Other debt investments	2,074	2,082
Total	$101,204	$101,649

Summary of Potential Immediate Impact on Contractual Service Margin, Other Comprehensive Income to Shareholders and Total Comprehensive Income to Shareholders	Potential impacts on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders of an immediate parallel change in interest rates, corporate spreads or swap spreads relative to current rates(1),(2),(3)

As at December 31, 2025	Interest rates		Corporate spreads		Swap spreads
(post-tax except CSM)	-50bp	+50bp	-50bp	+50bp	-20bp	+20bp
CSM	$200	$(300)	$(200)	$100	$-	$-
Net income attributed to shareholders	100	(100)	-	-	100	(100)
Other comprehensive income attributed to shareholders	(100)	100	100	-	(300)	300
Total comprehensive income attributed to shareholders	-	-	100	-	(200)	200
As at December 31, 2024	Interest rates		Corporate spreads		Swap spreads
(post-tax except CSM)	-50bp	+50bp	-50bp	+50bp	-20bp	+20bp
CSM	$100	$(200)	$-	$(100)	$-	$-
Net income attributed to shareholders	100	(100)	100	(100)	100	(100)
Other comprehensive income attributed to shareholders	(100)	200	(200)	300	(100)	100
Total comprehensive income attributed to shareholders	-	100	(100)	200	-	-
(1)See “Caution related to sensitivities” above.
(2)Estimates include changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates.
(3)Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.

Summary of Potential Immediate Impacts on Contractual Service Margin, Net Income Attributed to Shareholders, Other Comprehensive Income Attributed to Shareholders, and Total Comprehensive Income Attributed to Shareholders from Changes in ALDA Market Values	Potential immediate impacts on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders from changes in ALDA market values(1)

As at	December 31, 2025		December 31, 2024
(post-tax except CSM)	-10%	+10%	-10%	+10%
CSM excluding NCI	$(200)	$200	$(200)	$200
Net income attributed to shareholders(2)	(2,200)	2,200	(2,500)	2,500
Other comprehensive income attributed to shareholders	(200)	200	(200)	200
Total comprehensive income attributed to shareholders	(2,400)	2,400	(2,700)	2,700
(1)See “Caution related to sensitivities” above.
(2)Net income attributed to shareholders includes core earnings and the items excluded from core earnings.

Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure	Credit Quality
The following tables present financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements, and other significant credit risk exposures from loan commitments, with allowances, presenting separately
Stage 1, Stage 2, and Stage 3 credit risk profiles. For each asset type presented in the table, amortized cost and FVOCI financial instruments are presented together. Amortized cost financial instruments are shown gross of the allowance for credit losses, which is shown separately. FVOCI financial instruments are shown at fair value with the allowance for credit losses shown separately.

As at December 31, 2025	Stage 1	Stage 2	Stage 3	Total
Debt securities, measured at FVOCI
Investment grade	$203,241	$1,187	$-	$204,428
Non-investment grade	3,993	477	-	4,470
Total carrying value	207,234	1,664	-	208,898
Allowance for credit losses	221	43	-	264
Debt securities, measured at amortized cost
Investment grade	1,137	-	-	1,137
Non-investment grade	-	-	-	-
Total	1,137	-	-	1,137
Allowance for credit losses	1	-	-	1
Total carrying value, net of allowance	1,136	-	-	1,136
Private placements, measured at FVOCI
Investment grade	43,803	309	-	44,112
Non-investment grade	5,527	979	211	6,717
Total carrying value	49,330	1,288	211	50,829
Allowance for credit losses	108	82	194	384
Commercial mortgages, measured at FVOCI
AAA	244	-	-	244
AA	7,961	-	-	7,961
A	13,720	-	-	13,720
BBB	5,106	645	-	5,751
BB	63	730	-	793
B and lower	-	20	100	120
Total carrying value	27,094	1,395	100	28,589
Allowance for credit losses	42	38	34	114
Commercial mortgages, measured at amortized cost
AAA	-	-	-	-
AA	-	-	-	-
A	223	-	-	223
BBB	-	-	-	-
BB	-	-	-	-
B and lower	166	8	1	175
Total	389	8	1	398
Allowance for credit losses	1	-	1	2
Total carrying value, net of allowance	388	8	-	396
Residential mortgages, measured at amortized cost
Performing	25,361	1,379	-	26,740
Non-performing	-	-	50	50
Total	25,361	1,379	50	26,790
Allowance for credit losses	4	2	1	7
Total carrying value, net of allowance	25,357	1,377	49	26,783
Loans to Bank clients, measured at amortized cost
Performing	2,629	105	-	2,734
Non-performing	-	-	4	4
Total	2,629	105	4	2,738
Allowance for credit losses	1	1	1	3
Total carrying value, net of allowance	2,628	104	3	2,735
Other invested assets, measured at FVOCI
Investment grade	-	-	-	-
Non-investment grade	383	-	-	383
Total carrying value	383	-	-	383
Allowance for credit losses	21	-	-	21
Other invested assets, measured at amortized cost
Investment grade	4,266	-	-	4,266
Non-investment grade	-	-	-	-
Total	4,266	-	-	4,266
Allowance for credit losses	1	-	-	1
Total carrying value, net of allowance	4,265	-	-	4,265
Loan commitments
Allowance for credit losses	10	1	1	12
Total carrying value, net of allowance	$317,815	$5,836	$363	$324,014

As at December 31, 2024	Stage 1	Stage 2	Stage 3	Total
Debt securities, measured at FVOCI
Investment grade	$197,840	$1,338	$-	$199,178
Non-investment grade	5,625	363	-	5,988
Total carrying value	203,465	1,701	-	205,166
Allowance for credit losses	228	42	-	270
Debt securities, measured at amortized cost
Investment grade	1,496	-	-	1,496
Non-investment grade	-	-	-	-
Total	1,496	-	-	1,496
Allowance for credit losses	1	-	-	1
Total carrying value, net of allowance	1,495	-	-	1,495
Private placements, measured at FVOCI
Investment grade	41,796	721	-	42,517
Non-investment grade	5,004	1,133	148	6,285
Total carrying value	46,800	1,854	148	48,802
Allowance for credit losses	126	127	123	376
Commercial mortgages, measured at FVOCI
AAA	205	-	-	205
AA	7,234	-	-	7,234
A	14,035	-	-	14,035
BBB	5,679	873	-	6,552
BB	11	663	-	674
B and lower	-	21	71	92
Total carrying value	27,164	1,557	71	28,792
Allowance for credit losses	41	39	55	135
Commercial mortgages, measured at amortized cost
AAA	-	-	-	-
AA	-	-	-	-
A	225	15	-	240
BBB	-	-	-	-
BB	-	-	-	-
B and lower	112	5	5	122
Total	337	20	5	362
Allowance for credit losses	1	1	-	2
Total carrying value, net of allowance	336	19	5	360
Residential mortgages, measured at amortized cost
Performing	22,870	1,151	-	24,021
Non-performing	-	-	41	41
Total	22,870	1,151	41	24,062
Allowance for credit losses	3	2	1	6
Total carrying value, net of allowance	22,867	1,149	40	24,056
Loans to Bank clients, measured at amortized cost
Performing	2,265	38	-	2,303
Non-performing	-	-	10	10
Total	2,265	38	10	2,313
Allowance for credit losses	1	1	1	3
Total carrying value, net of allowance	2,264	37	9	2,310
Other invested assets, measured at FVOCI
Investment grade	-	-	-	-
Non-investment grade	389	-	-	389
Total carrying value	389	-	-	389
Allowance for credit losses	22	-	-	22
Other invested assets, measured at amortized cost
Investment grade	4,302	-	-	4,302
Non-investment grade	-	-	-	-
Total	4,302	-	-	4,302
Allowance for credit losses	2	-	-	2
Total carrying value, net of allowance	4,300	-	-	4,300
Loan commitments
Allowance for credit losses	9	1	1	11
Total carrying value, net of allowance	$309,080	$6,317	$273	$315,670

Summary of Allowance for Credit Losses by Stage	Allowance for Credit Losses
The following tables provide details on the allowance for credit losses by stage as at and for the years ended December 31, 2025 and 2024.

As at December 31, 2025	Stage 1	Stage 2	Stage 3	Total
Balance, beginning of year	$434	$213	$181	$828
Net re-measurement due to transfers	4	(31)	27	-
Transfer to stage 1	11	(11)	-	-
Transfer to stage 2	(7)	7	-	-
Transfer to stage 3	-	(27)	27	-
Net originations, purchases, disposals and repayments	59	(11)	(97)	(49)
Changes to risk, parameters, and models	(72)	(1)	117	44
Foreign exchange and other adjustments	(15)	(3)	4	(14)
Balance, end of year	$410	$167	$232	$809

As at December 31, 2024	Stage 1	Stage 2	Stage 3	Total
Balance, beginning of year	$483	$209	$237	$929
Net re-measurement due to transfers	4	(22)	18	-
Transfer to stage 1	12	(12)	-	-
Transfer to stage 2	(7)	7	-	-
Transfer to stage 3	(1)	(17)	18	-
Net originations, purchases, disposals and repayments	36	(8)	(159)	(131)
Changes to risk, parameters, and models	(107)	21	81	(5)
Foreign exchange and other adjustments	18	13	4	35
Balance, end of year	$434	$213	$181	$828

Summary of Macroeconomic Variables Used to Measure Allowance for Credit Losses	Significant Judgements and Estimates
The following tables show certain key macroeconomic variables used to estimate the ECL allowances by market. For the base case, upside and downside scenarios, the projections are provided for the next 12 months and then for the remaining forecast period, which represents a medium-term view.

		Base case scenario		Upside scenario		Downside scenario 1		Downside scenario 2
As at December 31, 2025	Current quarter	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years
Canada
Gross Domestic Product (GDP), in U.S. $ billions	$2,020	0.6%	1.9%	2.6%	1.9%	(4.1)%	2.2%	(7.2)%	2.2%
Unemployment rate	7.2%	7.1%	6.3%	6.5%	5.6%	8.5%	8.0%	9.5%	9.7%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	$61	$62	$66	$67	$67	$47	$60	$39	$54
U.S.
Gross Domestic Product (GDP), in U.S. $ billions	$23,998	2.1%	2.4%	3.8%	2.4%	(2.2)%	2.7%	(4.1)%	2.6%
Unemployment rate	4.4%	4.6%	4.3%	3.9%	3.6%	7.2%	6.1%	7.7%	8.2%
7-10 Year BBB U.S. Corporate Index	5.3%	5.9%	6.1%	5.7%	6.0%	6.4%	5.8%	7.0%	5.7%
Japan
Gross Domestic Product (GDP), in JPY billions	¥564,072	0.2%	0.8%	2.2%	1.0%	(4.1)%	1.1%	(7.4)%	1.7%
Unemployment rate	2.5%	2.5%	2.2%	2.4%	2.1%	3.0%	2.9%	3.2%	3.5%
Hong Kong
Unemployment rate	4.1%	4.0%	3.2%	3.6%	2.9%	5.1%	4.1%	5.5%	4.8%
Hang Seng Index	26,454	(1.3)%	1.0%	8.9%	0.7%	(26.0)%	6.7%	(41.9)%	10.2%
China
Gross Domestic Product (GDP), in CNY billions	¥119,732	4.7%	4.1%	7.2%	4.3%	(2.3)%	4.6%	(5.1)%	3.9%
FTSE Xinhua A200 Index	11,186	3.7%	3.6%	18.6%	1.6%	(28.0)%	10.3%	(37.8)%	12.1%

		Base case scenario		Upside scenario		Downside scenario 1		Downside scenario 2
As at December 31, 2024	Current quarter	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years
Canada
Gross Domestic Product (GDP), in U.S. $ billions	$1,983	1.8%	2.0%	3.3%	2.3%	(2.0)%	2.3%	(3.9)%	2.2%
Unemployment rate	6.7%	6.8%	6.3%	6.5%	5.8%	8.1%	8.2%	8.5%	10.0%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	$76	$75	$72	$79	$74	$59	$66	$50	$61
U.S.
Gross Domestic Product (GDP), in U.S. $ billions	$23,534	2.1%	2.2%	3.6%	2.3%	(2.0)%	2.7%	(4.2)%	2.5%
Unemployment rate	4.2%	4.1%	4.0%	3.3%	3.3%	7.3%	6.1%	7.8%	8.1%
7-10 Year BBB U.S. Corporate Index	5.5%	6.1%	6.1%	5.9%	6.2%	5.4%	5.6%	6.0%	5.4%
Japan
Gross Domestic Product (GDP), in JPY billions	¥563,281	0.9%	0.7%	2.8%	0.8%	(3.6)%	1.0%	(7.1)%	1.6%
Unemployment rate	2.5%	2.5%	2.2%	2.4%	2.1%	3.1%	2.9%	3.2%	3.5%
Hong Kong
Unemployment rate	3.0%	2.9%	3.0%	2.5%	2.7%	4.1%	3.8%	4.6%	4.6%
Hang Seng Index	19,448	7.0%	4.1%	18.1%	3.7%	(19.7)%	9.9%	(37.0)%	13.5%
China
Gross Domestic Product (GDP), in CNY billions	¥114,931	4.0%	4.1%	6.5%	4.3%	(3.0)%	4.6%	(5.7)%	3.9%
FTSE Xinhua A200 Index	10,938	(0.6)%	4.8%	13.8%	2.8%	(31.1)%	11.7%	(40.5)%	13.5%
(IV)
Summary of Estimated Expected Credit Losses From All Macroeconomic Scenarios	Sensitivity to Changes in Economic Assumptions
The following table shows the ECL allowance balance which resulted from all four macroeconomic scenarios (including the more heavily-weighted best estimate base case scenario, one upside and two downside scenarios) weighted by probability of occurrence and shows an ECL allowance resulting from only the base case scenario.

As at December 31,	2025	2024
Probability-weighted ECL	$809	$828
Baseline ECL	$611	$629
Difference – in amount	$198	$199
Difference – in percentage	24.47%	24.03%

Summary of Effect of Conditional Master Netting and Similar Arrangements	The following tables present the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral pledged or received.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2025	Gross amounts of financial instruments(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amounts including financing entity(3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,955	$(6,700)	$(2,694)	$561	$561
Securities lending	1,800	-	(1,800)	-	-
Reverse repurchase agreements	957	-	(957)	-	-
Total financial assets	$12,712	$(6,700)	$(5,451)	$561	$561
Financial liabilities
Derivative liabilities	$(15,024)	$6,700	$8,228	$(96)	$(39)
Repurchase agreements	(193)	-	193	-	-
Total financial liabilities	$(15,217)	$6,700	$8,421	$(96)	$(39)
		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2024	Gross amounts of financial instruments(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amounts including financing entity(3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,048	$(6,633)	$(1,986)	$429	$429
Securities lending	1,021	-	(1,021)	-	-
Reverse repurchase agreements	1,594	(569)	(1,025)	-	-
Total financial assets	$11,663	$(7,202)	$(4,032)	$429	$429
Financial liabilities
Derivative liabilities	$(15,026)	$6,633	$8,305	$(88)	$(15)
Repurchase agreements	(668)	569	99	-	-
Total financial liabilities	$(15,694)	$7,202	$8,404	$(88)	$(15)
(1)Financial assets and liabilities include accrued interest of $334 and $677 respectively (2024 – $388 and $779 respectively).
(2)Financial and cash collateral exclude over-collateralization. As at December 31, 2025, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse repurchase agreements and repurchase agreements in the amounts of $403, $1,699, $154 and $nil respectively (2024 – $641, $2,472, $35 and $nil respectively). As at December 31, 2025, collateral pledged (received) does not include collateral-in-transit on OTC instruments or initial margin on exchange-traded contracts or cleared contracts.
(3)Includes derivative contracts entered between the Company and its unconsolidated financing entity. The Company does not exchange collateral on derivative contracts entered with this entity. Refer to note 17.

Summary of the Effect of Unconditional Netting	The following tables
present the effect of unconditional netting.

As at December 31, 2025	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note(1)	$1,349	$(1,349)	$-
Variable surplus note	(1,349)	1,349	-
As at December 31, 2024	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note(1)	$1,392	$(1,392)	$-
Variable surplus note	(1,392)	1,392	-
(1)As at December 31, 2025 and 2024, the Company had no fixed surplus notes outstanding. Refer to note 18 (g).

Summary of Debt Securities and Private Placements Portfolio by Sector and Industry Explanatory	The following table presents the Company’s debt securities and private placements portfolio by sector and industry.

	2025		2024
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$87,734	34%	$88,376	34%
Utilities	45,795	17%	45,812	18%
Financial	39,342	15%	38,656	15%
Consumer	34,815	13%	31,529	12%
Energy	16,932	6%	15,840	6%
Industrial	24,840	9%	24,233	9%
Other	16,438	6%	15,843	6%
Total	$265,896	100%	$260,289	100%

Summary of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives	The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2025	Insurance contract liabilities	Investment contract liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$339,534	$327,754	$(53,885)	$613,403
Asia and Other	200,810	18,631	(5,497)	213,944
Total	$540,344	$346,385	$(59,382)	$827,347
As at December 31, 2024	Insurance contract liabilities	Investment contract liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$342,146	$305,563	$(52,055)	$595,654
Asia and Other	180,698	17,378	(6,294)	191,782
Total	$522,844	$322,941	$(58,349)	$787,436

Asset classes and individual investment risks
Disclosure of credit risk exposure [line items]
Schedule of Risk Concentrations

As at December 31,	2025	2024
Debt securities and private placements rated as investment grade BBB or higher(1)	96%	96%
Government debt securities as a per cent of total debt securities	39%	40%
Government private placements as a per cent of total private placements	8%	9%
Highest exposure to a single non-government debt security or private placement issuer	$1,033	$1,121
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2025 – 34% of real estate, 2024 – 35%)	$4,312	$4,696
Largest concentration of mortgages and real estate(2) – Ontario, Canada (2025 – 29%, 2024 – 28%)	$20,199	$19,052
(1)Investment grade debt securities and private placements include 39% rated A, 24% rated AA and 7% rated AAA (2024 – 37%, 17% and 15%) investments based on external ratings where available.
(2)Mortgages and real estate investments are diversified geographically and by property type.

AA
Disclosure of credit risk exposure [line items]
Summary of Credit Default Swap Protection Sold	The following tables present details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2025	Notional amount(1)	Fair value	Weighted average maturity (in years)(2)
Single name CDS(3),(4) – Corporate debt
AA	$22	$-	2
A	65	1	2
BBB	22	-	1
Total single name CDS	$109	$1	2
Total CDS protection sold	$109	$1	2
As at December 31, 2024	Notional amount(1)	Fair value	Weighted average maturity (in years)(2)
Single name CDS(3),(4) – Corporate debt
AA	$23	$1	3
A	68	1	3
BBB	23	-	2
Total single name CDS	$114	$2	3
Total CDS protection sold	$114	$2	3
(1)Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligations.
(2)The weighted average maturity of the CDS is weighted based on notional amounts.
(3)Ratings are based on S&P where available followed by Moody’s, Morningstar DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.
(4)The Company held no purchased credit protection as at December 31, 2025 and 2024.

IFRS 7
Disclosure of credit risk exposure [line items]
Summary of Significant Financial Liabilities	Maturity of financial liabilities

As at December 31, 2025	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt(1)	$1,741	$958	$-	$4,986	$7,685
Capital instruments(1)	-	-	-	6,990	6,990
Derivatives	2,270	1,746	875	9,456	14,347
Deposits from Bank clients(2)	17,462	4,441	2,804	-	24,707
Lease liabilities	101	138	49	46	334
(1)The amounts shown above are net of the related unamortized deferred issue costs.
(2)Carrying value and fair value of deposits from Bank clients as at December 31, 2025 were $24,707 and $24,945, respectively (2024 – $22,063 and $22,270, respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2024 – Level 2).

Summary of Variable Annuity and Segregated Fund Investment-Related Guarantees Gross and Net of Reinsurance	Variable annuity and segregated fund guarantees, net of reinsurance

	2025			2024
As at December 31,	Guarantee value(1)	Fund value	Net amount at risk(1),(2),(3)	Guarantee value(1)	Fund value	Net amount at risk(1),(2),(3)
Guaranteed minimum income benefit	$3,142	$2,534	$708	$3,628	$2,780	$918
Guaranteed minimum withdrawal benefit	29,664	31,071	2,643	33,473	33,539	3,339
Guaranteed minimum accumulation benefit	18,908	19,208	55	18,987	19,097	70
Gross living benefits(4)	51,714	52,813	3,406	56,088	55,416	4,327
Gross death benefits(5)	7,892	19,924	486	8,612	19,851	644
Total gross of reinsurance	59,606	72,737	3,892	64,700	75,267	4,971
Living benefits reinsured	20,518	21,932	2,351	23,768	23,965	3,016
Death benefits reinsured	3,058	2,620	195	3,430	2,776	289
Total reinsured	23,576	24,552	2,546	27,198	26,741	3,305
Total, net of reinsurance	$36,030	$48,185	$1,346	$37,502	$48,526	$1,666
(1)Guarantee Value and Net Amount at Risk in respect of guaranteed minimum withdrawal business in Canada and the U.S. reflect the time value of money of these claims.
(2)Amount at risk (in-the-money amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance and assumes that all claims are immediately payable. In practice, guaranteed death benefits are contingent and only payable upon the eventual death of policyholders if fund values remain below guarantee values. For guaranteed minimum withdrawal benefit, the amount at risk assumes that the benefit is paid as a lifetime annuity commencing at the earliest contractual income start age. These benefits are also contingent and only payable at scheduled maturity/income start dates in the future, if the policyholders are still living and have not terminated their policies and fund values remain below guarantee values. For all guarantees, the amount at risk is floored at zero at the single contract level.
(3)The amount at risk net of reinsurance at December 31, 2025 was $1,346 (December 31, 2024 – $1,666) of which: US$244 (December 31, 2024 – US$293) was on the Company’s U.S. business, $835 (December 31, 2024 – $1,021) was on the Company’s Canadian business, US$80 (December 31, 2024 – US$100) was on the Company’s Japan business, and US$49 (December 31, 2024 – US$56) was related to Asia (other than Japan) and the Company’s run-off reinsurance business.
(4)Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote
5.
(5)Death benefits include stand-alone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.

Summary of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns Explanatory	Potential immediate impact on net income attributed to shareholders arising from changes to public equity returns(1)

	Net income attributed to shareholders
As at December 31, 2025	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity
Variable annuity and segregated fund guarantees(2)	$(1,790)	$(1,070)	$(490)	$400	$750	$1,050
General fund equity investments(3)	(1,320)	(880)	(440)	440	870	1,310
Total underlying sensitivity before hedging	(3,110)	(1,950)	(930)	840	1,620	2,360
Impact of macro and dynamic hedge assets(4)	650	390	170	(130)	(240)	(330)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,460)	(1,560)	(760)	710	1,380	2,030
Impact of reinsurance	1,110	670	310	(270)	(490)	(700)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$(1,350)	$(890)	$(450)	$440	$890	$1,330
	Net income attributed to shareholders
As at December 31, 2024	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity
Variable annuity and segregated fund guarantees(2)	$(2,050)	$(1,240)	$(560)	$470	$860	$1,190
General fund equity investments(3)	(1,240)	(820)	(400)	390	780	1,180
Total underlying sensitivity before hedging	(3,290)	(2,060)	(960)	860	1,640	2,370
Impact of macro and dynamic hedge assets(4)	720	430	190	(150)	(260)	(360)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,570)	(1,630)	(770)	710	1,380	2,010
Impact of reinsurance	1,320	810	370	(320)	(590)	(830)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$(1,250)	$(820)	$(400)	$390	$790	$1,180
(1)See “Caution related to sensitivities” above.
(2)For variable annuity contracts measured under the VFA approach, the impact of financial risk and changes in interest rates adjusts CSM, unless the risk mitigation option applies. The Company has elected to apply risk mitigation and therefore, a portion of the impact is reported in net income attributed to shareholders instead of adjusting the CSM. If the CSM for a group of variable annuity contracts is exhausted, the full impact is reported in net income attributed to shareholders.
(3)This impact for general fund equity investments includes general fund investments supporting the Company’s insurance contract liabilities, investment in seed money investments (in segregated and mutual funds made by Global WAM segment), and the impact on insurance contract liabilities related to the projected future fee income on variable universal life and other unit-linked products. The impact does not include any potential impact on public equity weightings. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in equity markets.
(4)Includes the impact of assumed rebalancing of equity hedges in the macro and dynamic hedging program. The impact of dynamic hedging represents the impact of equity hedges offsetting 95% of the dynamically hedged variable annuity liability movement that occurs as a result of market changes, but does not include any impact in respect of other sources of hedge accounting ineffectiveness (e.g., fund tracking, realized volatility and equity, and interest rate correlations different from expected among other factors).

Summary of Potential Immediate Impact on Contractual Service Margin, Other Comprehensive Income to Shareholders and Total Comprehensive Income to Shareholders	Potential immediate impact on contractual service margin, other comprehensive income to shareholders and total comprehensive income to shareholders from changes to public equity market values(1),(2)

As at December 31, 2025	-30%	-20%	-10%	+10%	+20%	+30%
Variable annuity and segregated fund guarantees reported in CSM	$(2,970)	$(1,820)	$(840)	$730	$1,390	$1,980
Impact of risk mitigation - hedging(3)	870	510	220	(180)	(320)	(430)
Impact of risk mitigation - reinsurance(3)	1,400	850	390	(330)	(630)	(890)
VA net of risk mitigation	(700)	(460)	(230)	220	440	660
General fund equity	(1,410)	(910)	(440)	440	880	1,300
Contractual service margin (pre-tax)	$(2,110)	$(1,370)	$(670)	$660	$1,320	$1,960
Other comprehensive income attributed to shareholders (post-tax)(4)	$(920)	$(620)	$(300)	$300	$580	$860
Total comprehensive income attributed to shareholders (post-tax)	$(2,270)	$(1,510)	$(750)	$740	$1,470	$2,190
As at December 31, 2024	-30%	-20%	-10%	+10%	+20%	+30%
Variable annuity and segregated fund guarantees reported in CSM	$(3,420)	$(2,110)	$(970)	$840	$1,580	$2,250
Impact of risk mitigation - hedging(3)	940	560	250	(190)	(350)	(470)
Impact of risk mitigation - reinsurance(3)	1,670	1,020	470	(400)	(740)	(1,050)
VA net of risk mitigation	(810)	(530)	(250)	250	490	730
General fund equity	(1,140)	(740)	(370)	370	750	1,110
Contractual service margin (pre-tax)	$(1,950)	$(1,270)	$(620)	$620	$1,240	$1,840
Other comprehensive income attributed to shareholders (post-tax)(4)	$(840)	$(560)	$(280)	$270	$530	$790
Total comprehensive income attributed to shareholders (post-tax)	$(2,090)	$(1,380)	$(680)	$660	$1,320	$1,970
(1)See “Caution related to sensitivities” above.
(2)This estimate assumes that the performance of the dynamic hedging program would not completely offset the gain/loss from the dynamically hedged variable annuity and segregated fund guarantee liabilities. It assumes that the hedge assets are based on the actual position at the period end, and that equity hedges in the dynamic program offset 95% of the hedged variable annuity liability movement that occurs as a result of market changes.
(3)For variable annuity contracts measured under VFA, the impact of financial risk and changes in interest rates adjusts CSM, unless the risk mitigation option applies. The Company has elected to apply risk mitigation and therefore a portion of the impact is reported in net income attributed to shareholders instead of adjusting the CSM. If the CSM for a group of variable annuity contracts is exhausted, the full impact is reported in net income attributed to shareholders.
(4)The impact of financial risk and changes to interest rates for variable annuity contracts is not expected to generate sensitivity in Other Comprehensive Income.